Share-Based Compensation - Summary of Restricted Shares Activity (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Aug. 23, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested restricted shares					25,363,637	50,727,274
Class A Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, issued	90,200,000	98,444,732	4,000,000	33,818,182
Ordinary shares, surrendered				17,672,728
Class A Ordinary Shares | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, surrendered				17,672,728
Unvested restricted shares				5,918,182
Acceleration of vesting shares	5,918,182
Mr. Chen | Class A Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, issued			4,000,000
Mr. Chen | Class A Ordinary Shares | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, held				33,818,182
Key Management Founders | Class A Ordinary Shares | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, issued				16,145,454